Equity (Details 2) (USD $)	12 Months Ended
Dec. 31, 2014
Exercise Price Range One [Member]
Exercise Price Upper Range Limit	$ 0.50
Exercise Price Lower Range Limit	$ 0.30
Options Outstanding - Shares	3,049,748
Options Outstanding - Weighted Average Remaining Contract Life	8 years 1 month 10 days
Options Outstanding - Weighted - Average Exercise Price	$ 0.41
Options Exercisable - Shares	954,164
Options Exercisable - Weighted - Average Exercise Price	$ 0.43
Exercise Price Range Two [Member]
Exercise Price Upper Range Limit	$ 0.75
Exercise Price Lower Range Limit	$ 0.51
Options Outstanding - Shares	7,721,900
Options Outstanding - Weighted Average Remaining Contract Life	8 years 4 months 24 days
Options Outstanding - Weighted - Average Exercise Price	$ 0.60
Options Exercisable - Shares	2,932,999
Options Exercisable - Weighted - Average Exercise Price	$ 0.60
Exercise Price Range Three [Member]
Exercise Price Upper Range Limit	$ 1.25
Exercise Price Lower Range Limit	$ 0.76
Options Outstanding - Shares	805,000
Options Outstanding - Weighted Average Remaining Contract Life	5 years 4 months 24 days
Options Outstanding - Weighted - Average Exercise Price	$ 0.95
Options Exercisable - Shares	805,000
Options Exercisable - Weighted - Average Exercise Price	$ 0.95
Exercise Price Range Four [Member]
Exercise Price Upper Range Limit	$ 1.75
Exercise Price Lower Range Limit	$ 1.26
Options Outstanding - Shares	1,733,477
Options Outstanding - Weighted Average Remaining Contract Life	3 years 10 months 28 days
Options Outstanding - Weighted - Average Exercise Price	$ 1.42
Options Exercisable - Shares	1,732,477
Options Exercisable - Weighted - Average Exercise Price	$ 1.42
Exercise Price Range Five [Member]
Exercise Price Upper Range Limit	$ 2.75
Exercise Price Lower Range Limit	$ 1.76
Options Outstanding - Shares	825,500
Options Outstanding - Weighted Average Remaining Contract Life	2 years 5 months 1 day
Options Outstanding - Weighted - Average Exercise Price	$ 2.32
Options Exercisable - Shares	803,665
Options Exercisable - Weighted - Average Exercise Price	$ 2.32
Exercise Price Range Six [Member]
Exercise Price Upper Range Limit	$ 4.50
Exercise Price Lower Range Limit	$ 2.76
Options Outstanding - Shares	0
Options Outstanding - Weighted Average Remaining Contract Life	0 years
Options Exercisable - Shares	0
Exercise Price Range Seven [Member]
Exercise Price Upper Range Limit	$ 6.00
Exercise Price Lower Range Limit	$ 4.51
Options Outstanding - Shares	70,000
Options Outstanding - Weighted Average Remaining Contract Life	1 year 11 days
Options Outstanding - Weighted - Average Exercise Price	$ 5.20
Options Exercisable - Shares	70,000
Options Exercisable - Weighted - Average Exercise Price	$ 5.20